Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total		Share Capital [Member]		Shares Held in Trust [Member]	Other Reserves [Member] [2]	Retained Earnings [Member]	Total [Member]	Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2017		$ 197,762		$ 696	[1]	$ (917)	$ 16,794	$ 177,733	$ 194,306	$ 3,456
Comprehensive income/(loss) for the period		11,222					(877)	11,923	11,046	176
Transfer from other comprehensive income							(1,134)	1,134
Dividends		(8,211)						(7,857)	(7,857)	(354)
Repurchases of shares				0
Share-based compensation		(222)				(284)	(107)	169	(222)
Other changes in non-controlling interest		689						46	46	643
Ending balance at Jun. 30, 2018		201,240		696	[1]	(1,201)	14,676	183,148	197,319	3,921
Beginning balance at Dec. 31, 2018		202,534		685	[1]	(1,260)	16,615	182,606	198,646	3,888
Impact of IFRS 16 at Dec. 31, 2018	[3]	4						4	4
Beginning balance (as revised) at Dec. 31, 2018		202,538		685	[1]	(1,260)	16,615	182,610	198,650	3,888
Comprehensive income/(loss) for the period		6,823					(2,534)	8,999	6,465	358
Transfer from other comprehensive income							(102)	102
Dividends		(7,969)						(7,699)	(7,699)	(270)
Repurchases of shares		(5,021)		(12)	[1]		12	(5,021)	(5,021)
Share-based compensation		(118)				842	(276)	(683)	(118)
Other changes in non-controlling interest		2						1	1	1
Ending balance at Jun. 30, 2019		$ 196,254	[4]	$ 674	[1]	$ (419)	$ 13,715	$ 178,308	$ 192,278	$ 3,977

[1]	See Note 4 “Share capital”.
[2]	See Note 5 “Other reserves”.
[3]	See Note 8 “Adoption of IFRS 16 Leases”.
[4]	See Note 8 “Adoption of IFRS Leases”.